Leases - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Renewal term, up to (in years)	5 years		5 years
ROU asset impairment	$ 3,116	$ 1,085